Income Taxes (Details) - Schedule of other tax liabilities ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Schedule of other tax liabilities [Abstract]
Balance beginning					¥ 8,700	$ 1,315
Provisions for uncertain tax positions in fiscal year	¥ 2,800	$ 434			600	40
Balance ending	¥ 12,100	$ 1,874	¥ 9,300	$ 1,316	¥ 9,300	$ 1,355